PAYABLE TO OFFICER	3 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
PAYABLE TO OFFICER

NOTE 6 – PAYABLE TO OFFICER

The Officer has occasionally advanced funds to the Company for its working capital requirements. The funds advanced by the Officer are unsecured, non-interest bearing, and due on demand. The funds advanced during the three months ended March 31, 2023 amounted to $7,024. During the three months ended March 31, 2023, the Company repaid $62,478 in payments to the officer. The balance of funds advanced were $49,498 and $104,952 at March 31, 2023 and December 31, 2022, respectively.